Annual Report
December 31, 2002

T. Rowe Price
Institutional Large-Cap
Value Fund

Dear Investor
At least the year is over! Equity markets staggered through a spate of bad earnings news and a crisis in corporate governance to post their worst year of performance, as measured by the S&P 500 Stock Index, since 1975. The damage could have been worse in that the markets staged a healthy fourth-quarter rebound that offset some of the damage done over the summer. Nonetheless, the markets suffered through a third straight year of negative returns for the first time since 1939-1941. Of some solace to us was the fact that value stocks outpaced growth shares during the year.

Performance Comparison
Periods Ended 12/31/02                      6 Months          12 Months
Institutional
Large-Cap Value Fund                        -9.50%            -14.64%
S&P 500 Stock Index                         -10.30            -22.10
Lipper Large-Cap Value
Funds Index                                 -11.63            -19.68

As shown in the Performance Comparison table, the portfolio lost ground over the past six months and the full year ended December 31, 2002, but fared better in both periods than either the broad market as measured by the Standard & Poor's 500 Stock Index or the Lipper Large-Cap Value Funds Index, which is more relevant to the portfolio's investment style. In both 2000 and 2001, the fund managed to remain profitable in the face of a sharp sell-off in the equities market. However, despite our efforts to manage the portfolio as defensively as possible during the past year, the selling was pervasive and the fund sustained a loss-its first during the three down years for the overall market. Challenging periods like this only remind us how unsatisfying good relative performance is when all the numbers are negative. Nevertheless, we take some pleasure in having mitigated shareholder losses during a dismal three-year stretch for stocks.

PORTFOLIO REVIEW
The portfolio's strong relative performance in 2002 was a result of several solid investments, as well as the fact that many of our more disappointing stocks were not among the larger positions. The best results for the past six months and year were generated by several sectors and stocks. Consumer products companies (Clorox and Procter & Gamble), capital goods and industrial companies (Lockheed Martin, Cooper Industries, 3M, DuPont), and companies such as American Express, Bank of America, SAFECO, and Simon Property Group were among those providing the best relative performance for the portfolio. In health care, with the exception of our large investment in Merck, several of our pharmaceutical investments disappointed. In addition, holdings in the telecommunication services sector and some of our smaller technology investments hurt fund annual results, although they did rebound somewhat in the fourth quarter.

Industry Diversification
                                                  Percent of         Percent of
                                                  Net Assets         Net Assets
                                                  6/30/02            12/31/02
Consumer Discretionary                                12.9%                13.1%
Consumer Staples                                       5.7                  4.5
Energy                                                10.1                  9.4
Financials                                            30.5                 31.0
Health Care                                            5.6                  6.8
Industrials and Business
  Services                                            11.5                 10.8
Information Technology                                 4.9                  5.0
Materials                                              3.9                  4.2
Telecommunication Services                             8.1                  8.0
Utilities                                              5.5                  6.0
Reserves and Other                                     1.3                  1.2
Net Assets                                           100.0%               100.0%



As the Major Portfolio Changes table following this letter shows, during the past six months we made significant investments in several companies that had been disappointing performers during the past year or two. It is common for us to take positions in the stocks of companies we like that have not done well, particularly when we can buy these shares at what appear to be attractive levels of valuation. Accordingly, we initiated positions in CIGNA, Home Depot, and TXU at prices substantially below levels of a year or two ago. Most of the companies eliminated or trimmed from the portfolio were among those that held up reasonably well in 2002. Traditionally defensive stocks such as consumer product companies, defense companies, and REITs were among this group; we eliminated Procter & Gamble and Lockheed Martin and trimmed both Simon Property Group and Clorox. Financials, consumer discretionary, and industrials and business services stocks accounted for 31.0%, 13.1%, and 10.8% of assets, respectively.

We would like to share our views with you on corporate governance issues, insofar as they affect how we vote company proxies on your behalf. Every year we vote proxies for all portfolio companies at their annual meetings. While the vast majority of proxy votes are straightforward and noncontroversial, some proposals require more analysis and thought on our part, and we feel strongly about several issues. First, boards of directors must demonstrate responsible stewardship for the companies they oversee. We are happy to support them if they demonstrate proper stewardship and will raise issues with them and withhold our support if they do not. Second, we believe executives should be rewarded for the results they produce and the value they create. We have no problem with generous executive compensation when it is earned and justified. However, we do take issue with compensation schemes that detract significantly from the value of the shareholders' investment or when there is little or no linkage between results and compensation. Third, we oppose efforts to weaken shareholders' abilities to exercise their rights as owners of the company. These include a wide range of proposals, such as alleged shareholder rights plans, anti-takeover provisions, and other changes designed to limit shareholders' rights. The proxy season heats up each spring, and we can assure you that we will closely monitor issues that affect your portfolio and vote consistently with your interests.

OUTLOOK
There is an old adage that bad news comes in threes. After three consecutive years of negative performance in the equity markets, we are sanguine that this saying will hold and that the investment environment will show signs of improvement in 2003. We realize that we made similar comments in our semiannual report in June, but pinpointing the precise timing of a recovery is virtually impossible to do. The conditions are in place for an eventual economic upturn. In our view, the long series of rate cuts by the Federal Reserve, combined with the Bush Administration's stimulative fiscal policy, should help the economy grow moderately in 2003. Last year's crisis in investor confidence is slowly fading and, while the precise outcome of the President's economic stimulus plan remains to be seen, any improvement in the tax treatment of dividends should benefit the type of companies in which we invest. Many investors moved out of stocks during the bear market and invested the proceeds in low-yielding cash alternatives, which could provide liquidity for a stock market advance through the rest of the year.

As always, investors face considerable uncertainties, not the least of which are the threat of further terrorist acts and a possible war with Iraq. Historically, investor psychology moves along a continuum between fear on one end and greed on the other. The greed era of the late 1990s is clearly over and has been replaced by an investment climate tinged with fear. Stocks often perform well coming out of these periods, and we are hopeful that this will be the case as we progress through 2003. For our part, we will continue to do what we have always done, that is, to strive to make sound investment decisions in our ongoing effort to enhance shareholder value.

As always, we appreciate your confidence and support.

Respectfully submitted,

Brian C. Rogers

Stephen W. Boesel

John D. Linehan







January 17, 2003



Portfolio Highlights

Twenty-Five Largest Holdings
                                                 Percent of
                                                 Net Assets
                                                 12/31/02
Exxon Mobil                                      4.3%
Verizon Communications                           3.8
Citigroup                                        3.5
Bank of America                                  3.0
Merck                                            2.2
U.S. Bancorp                                     2.1
Disney                                           2.1
American Express                                 2.1
ChevronTexaco                                    2.0
Merrill Lynch                                    2.0
Bank One                                         1.9
J.P. Morgan Chase                                1.8
Hewlett-Packard                                  1.8
Comcast                                          1.7
Honeywell International                          1.7
Bristol-Myers Squibb                             1.6
FleetBoston Financial                            1.6
Prudential                                       1.5
AOL Time Warner                                  1.5
Cooper Industries                                1.5
Microsoft                                        1.5
NiSource                                         1.4
SAFECO                                           1.4
Waste Management                                 1.4
Liberty Media                                    1.3
Total                                            50.7%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund.

Major Portfolio Changes

Listed in descending order of size
6 Months Ended 12/31/02

TEN LARGEST PURCHASES
Exxon Mobil
Verizon Communications
Citigroup
Bank of America
AT&T
ChevronTexaco
American Express
U.S. Bancorp
Honeywell International
Merck

TEN LARGEST SALES
Washington Post**
Procter & Gamble**
Verizon Communications
St. Paul Companies**
3M
Lockheed Martin**
Travelers Property Casualty**
Philip Morris
American Express
BellSouth

**Position eliminated



T. Rowe Price Institutional Large-Cap Value Fund December 31, 2002

Performance Comparison
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

Institutional Large-Cap Value Fund

                              Institutional        S&P 500      Lipper Large-Cap
                              Large-Cap          Stock Index   Value Funds Index
                              Value Fund

3/31/00                         10000                10000                10000
12/31/00                        11557                 8885                10181
12/31/01                        12071                 7829                 9308
12/31/02                        10303                 6099                 7476

Average Annual Compound Total Return
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Institutional Large-Cap Value Fund
Periods Ended 12/31/02
                                            Since                     Inception
                      1 Year                Inception                 Date
                      -14.64%               1.09%                     3/31/00

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.



Financial Highlights
T. Rowe Price Institutional Large-Cap Value Fund

                      For a share outstanding throughout each period

                                  Year                 xxx              3/31/00
                                  Ended                xxx              Through
                                  12/31/02        12/31/01             12/31/00
NET ASSET VALUE
Beginning of period               $10.39   $         11.34      $         10.00
Investment activities
  Net investment
  income (loss)                     0.10*             0.16*                0.13*
  Net realized and
  unrealized
  gain (loss)                    (1.62)              0.32                  1.42

  Total from
  investment
  activities                     (1.52)              0.48                  1.55

Distributions
Net investment
income                            (0.10)             (0.16)               (0.13)
Net realized gain                 (0.03)             (1.27)               (0.08)

Total
distributions                     (0.13)             (1.43)               (0.21)

NET ASSET VALUE
End of period                     $8.74    $         10.39      $         11.34

Ratios/Supplemental Data

Total return^                     (14.64)%*           4.44%*             15.57%*

Ratio of total
expenses to
average net assets                0.65%*              0.65%*            0.65%*!

Ratio of net
investment
income (loss)
to average
net assets                        1.98%*              1.37%*            1.65%*!

Portfolio turnover
rate                              25.3%              106.3%              58.4%!

Net assets, end of
period
(in thousands)                    $7,061   $         2,414      $         2,312

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!    Annualized
* Excludes expenses in excess of a 0.65% contractual expense limitation in effect through 12/31/03.

The accompanying notes are an integral part of these financial statements.



Statement of Net Assets
T. Rowe Price Institutional Large-Cap Value Fund December 31, 2002

                                                     Shares                Value
     In thousands
Common Stocks  98.8%

CONSUMER DISCRETIONARY  13.1%

Automobiles  0.6%
Ford Motor                                           4,399      $            41
                                                                             41

Hotels, Restaurants & Leisure  1.9%
McDonald's                                           5,200                   84
Starwood Hotels & Resorts
Worldwide, REIT                                      2,250                   53
                                                                            137

Household Durables  0.4%
Fortune Brands                                         600                   28
                                                                             28

Media  8.9%
AOL Time Warner *                                    7,950                  104
Comcast, Class A *                                   5,143                  121
Disney                                               9,200                  150
Dow Jones                                            1,550                   67
Knight-Ridder                                        1,400                   89
Liberty Media, Class A *                            10,600                   95
                                                                            626

Specialty Retail  1.3%
Home Depot                                           2,200                   52
Toys "R" Us *                                        4,000                   40
                                                                             92

Total Consumer Discretionary                                                924

CONSUMER STAPLES  4.5%

Food & Drug Retailing  0.6%
CVS                                                  1,820                   46
                                                                             46
Food Products  2.3%
Campbell Soup                                        3,450                   81
Kellogg                                              2,300                   79
                                                                            160

Household Products  0.4%
Clorox                                                 650                   27
                                                                             27
Tobacco  1.2%
Philip Morris                                        1,000                   40
UST                                                  1,400                   47
                                                                             87
Total Consumer Staples                                                      320

ENERGY  9.4%

Energy Equipment & Services  0.5%
Baker Hughes                                         1,000                   32
                                                                             32

Oil & Gas  8.9%
Amerada Hess                                         1,300                   71
ChevronTexaco                                        2,150                  143
Exxon Mobil                                          8,700                  304
Marathon Oil                                         2,100                   45
Unocal                                               2,250                   69
                                                                            632
Total Energy                                                                664

FINANCIALS  31.0%

Banks  11.1%
Bank of America                                      3,050                  212
Bank One                                             3,650                  133
FleetBoston Financial                                4,610                  112
KeyCorp                                              3,400                   86
Mellon Financial                                     3,500                   91
U.S. Bancorp                                         7,150                  152
                                                                            786

Diversified Financials  11.7%
American Express                                     4,140                  146
Citigroup                                            6,933                  244
Fannie Mae                                           1,250                   81
Franklin Resources                                   2,500                   85
J.P. Morgan Chase                                    5,400                  130
Merrill Lynch                                        3,750                  142
                                                                            828

Insurance  7.2%
Allstate                                             2,100                   78
American International Group                           750                   43
Aon                                                  2,100                   40
Chubb                                                1,250                   65
Prudential                                           3,350                  106
SAFECO                                               2,850                   99
UnumProvident                                        4,250                   75
                                                                            506

Real Estate  1.0%
Simon Property Group, REIT                           1,950                   66
                                                                             66
Total Financials                                                          2,186

HEALTH CARE  6.8%

Health Care Providers &
Services  0.9%
CIGNA                                                1,500                   62
                                                                             62

Pharmaceuticals  5.9%
Bristol-Myers Squibb                                 4,900                  113
Merck                                                2,800                  158
Schering-Plough                                      3,900                   87
Wyeth                                                1,650                   62
                                                                            420
Total Health Care                                                           482

INDUSTRIALS & BUSINESS SERVICES  10.8%

Aerospace & Defense  3.9%
Honeywell International                              5,000                  120
Raytheon                                             2,550                   79
Rockwell Collins                                     3,400                   79
                                                                            278

Commercial Services &
Supplies  2.2%
R.R. Donnelley                                       2,700                   59
Waste Management                                     4,300                   98
                                                                            157
Electrical Equipment  1.5%
Cooper Industries                                    2,850                  104
                                                                            104
Industrial Conglomerates  1.7%
3M                                                     580                   71
Tyco International                                   2,850                   49
                                                                            120
Machinery  0.6%
Pall                                                 2,300                   38
                                                                             38

Road & Rail  0.9%
Union Pacific                                        1,060                   64
                                                                             64

Total Industrials &
Business Services                                                           761

INFORMATION TECHNOLOGY  5.0%

Communications Equipment  0.9%
Cisco Systems *                                      2,000                   26
Motorola                                             4,500                   39
                                                                             65

Computer Peripherals  1.7%
Hewlett-Packard                                      7,134                  124
                                                                            124

IT Consulting & Services  0.3%
Electronic Data Systems                              1,100                   20
                                                                             20

Semiconductor Equipment
& Products  0.6%
Texas Instruments                                    2,800                   42
                                                                             42

Software  1.5%
Microsoft *                                          2,000                  104
                                                                            104

Total Information Technology                                                355

MATERIALS  4.2%

Chemicals  3.2%
Dow Chemical                                         2,750                   82
DuPont                                               1,940                   82
Hercules *                                           6,750                   59
                                                                            223

Paper & Forest Products  1.0%
International Paper                                  2,000                   70
                                                                             70

Total Materials                                                             293

TELECOMMUNICATION SERVICES  8.0%

Diversified Telecommunication
Services  8.0%
AT&T                                                 3,180                   83
BellSouth                                            3,200                   83
Qwest Communications
International *                                     13,600                   68
Sprint                                               4,250                   62
Verizon Communications                               6,950                  269
Total Telecommunication Services                                            565

UTILITIES  6.0%

Electric Utilities  3.3%
Constellation Energy Group                           3,050                   85
FirstEnergy                                          2,300                   75
TXU                                                  3,900                   73
                                                                            233
Gas Utilities  1.4%
NiSource                                             5,000                  100
                                                                            100

Multi-Utilities &
Unregulated Power  1.3%
Duke Energy                                          4,250                   83
El Paso Corporation                                  1,400                   10
                                                                             93

Total Utilities                                                             426

Total Common Stocks
(Cost  $7,278)                                                            6,976

SHORT-TERM INVESTMENTS  1.0%

Money Market Fund  1.0%
T. Rowe Price Reserve
  Investment Fund, 1.53%#                           73,219                   73

Total Short-Term
Investments (Cost  $73)                                                      73

Total Investments in Securities
99.8% of Net Assets (Cost $7,351)                                        $7,049
Other Assets Less Liabilities                                                12

NET ASSETS                                                               $7,061

Net Assets Consist of:
Undistributed net realized gain (loss)                                       (8)

Net unrealized gain (loss)                                                 (302)

Paid-in-capital applicable to 808,247
shares of $0.0001 par value capital
stock outstanding; 1,000,000,000
shares of the Corporation authorized                                      7,371

NET ASSETS                                                               $7,061

NET ASSET VALUE PER SHARE                                                $8.74

#        Seven-day yield
*        Non-income producing
REIT     Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.




Statement of Operations
T. Rowe Price Institutional Large-Cap Value Fund In thousands

                                                                 Year
                                                                Ended
                                                             12/31/02
Investment Income (Loss)
Income
  Dividend                                                 $      101
  Interest                                                          1
  Total income                                                    102
Expenses
  Custody and accounting                                           89
  Legal and audit                                                  14
  Directors                                                         5
  Prospectus and shareholder reports                                1
  Proxy and annual meeting                                          1
  Registration                                                      1
  Miscellaneous                                                     4
  Reimbursed by manager                                           (90)
  Total expenses                                                   25
  Net investment income (loss)                                     77

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                              2
Change in net unrealized gain (loss) on securities               (368)
Net realized and unrealized gain (loss)                          (366)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $     (289)


The accompanying notes are an integral part of these financial statements.



Statement of Changes in Net Assets
T. Rowe Price Institutional Large-Cap Value Fund
In thousands

xxx                                                   Year
xxx                                                  Ended
xxx                                               12/31/02             12/31/01
Increase (Decrease) in Net Assets
Operations
  Net investment
  income (loss)                            $            77      $            33
  Net realized
  gain (loss)                                            2                  236
  Change in net
  unrealized gain (loss)                              (368)                (167)
  Increase (decrease) in
  net assets from operations                          (289)                 102

Distributions to shareholders
  Net investment income                                (79)                 (33)
  Net realized gain                                    (24)                (259)
  Decrease in net assets
  from distributions                                  (103)                (292)

Capital share transactions *
  Shares sold                                        5,006                 --
  Distributions reinvested                             103                  292
  Shares redeemed                                      (70)                --
  Increase (decrease) in net
  assets from capital
  share transactions                                 5,039                  292

Net Assets
Increase (decrease) during period                    4,647                  102
Beginning of period                                  2,414                2,312

End of period                              $         7,061      $         2,414

*Share information
  Shares sold                                          572                 --
  Distributions reinvested                              12                   28
  Shares redeemed                                       (8)                --
  Increase (decrease) in
  shares outstanding                                   576                   28


The accompanying notes are an integral part of these financial statements.



Notes to Financial Statements
T. Rowe Price Institutional Large-Cap Value Fund
December 31, 2002

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
     T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Value Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on March 31, 2000. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued; income is a secondary objective.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes.

     Expenses Paid Indirectly Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $5,939,000 and $985,000, respectively, for the year ended December 31, 2002.

NOTE 3 - FEDERAL INCOME TAXES
     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

     Distributions during the year ended December 31, 2002 were characterized as follows for tax purposes:


Ordinary income                                            $   79,000
Long-term capital gain                                         24,000

Total distributions                                        $  103,000

At December 31, 2002, the tax-basis components of net assets were as follows:

Unrealized appreciation                                    $  277,000
Unrealized depreciation                                      (587,000)
Net unrealized appreciation
 (depreciation) (310,000) Paid-in capital 7,371,000

Net assets                                                 $7,061,000

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. Consequently, $8,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2003.

For the year ended December 31, 2002, the fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income                        $    2,000

Paid-in capital                                                (2,000)

At December 31, 2002, the cost of investments for federal income tax purposes was $7,359,000.

NOTE 4 - RELATED PARTY TRANSACTIONS
     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.55% of the fund's average daily net assets. The fee is computed daily and paid monthly. At December 31, 2002, there was no investment management fee payable.

     Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through December 31, 2003, which would cause the fund's ratio of total expenses to average net assets to exceed 0.65%. Thereafter, through December 31, 2005, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.65%. Pursuant to this agreement, $21,000 of management fees were not accrued by the fund for the year ended December 31, 2002, and $90,000 of other fund expenses were borne by the manager. At December 31, 2002, unaccrued fees and other expenses in the amount of $179,000 remain subject to reimbursement by the fund through December 31, 2003 and $111,000 through December 31, 2005.

     In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $65,000 for the year ended December 31, 2002, of which $6,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2002, totaled $1,000 and are reflected as interest income in the accompanying Statement of Operations.

Report of Independent Accountants

To the Board of Directors of T. Rowe Price Institutional Equity Funds, Inc. and Shareholders of T. Rowe Price Institutional Large-Cap Value Fund

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Institutional Large-Cap Value Fund (one of the portfolios comprising T. Rowe Price Institutional Equity Funds, Inc., hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     January 21, 2003


T. Rowe Price Institutional Large-Cap Value Fund

Tax Information (Unaudited) for the Tax Year Ended 12/31/02

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $24,000 from long-term capital gains, subject to the 20% rate gains category.

For corporate shareholders, $77,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.



T. Rowe Price Institutional Large-Cap Value Fund

About the Fund's Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. ("T. Rowe Price"); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.


Independent Directors

Name
(Date of Birth)
Year Elected*                       Principal Occupation(s) During Past 5 Years
                                    and Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
2001 Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers

Donald W. Dick, Jr.
(1/27/43)
1996 Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
1996 Director, Dayton Mining Corp. (6/98 to present), Golden Star Resources Ltd., and Canyon Resources Corp. (5/00 to present); Chairman and President, Nye Corp.

F. Pierce Linaweaver
(8/22/34)
2001 President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

Hanne M. Merriman
(11/16/41)
1996                                Retail Business Consultant; Director,
                                    Ann Taylor Stores Corp., Ameren
                                    Corp., Finlay Enterprises, Inc., The Rouse
                                    Company, and US Airways Group, Inc.

John G. Schreiber
(10/21/46)
2001 Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director,
                                    AMLI Residential Properties Trust, Host
                                    Marriott Corp., and The Rouse Company

Hubert D. Vos
(8/2/33)
1996 Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes
(6/23/33)
1996 Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

*Each independent director oversees 105 T. Rowe Price portfolios and serves until the election of a successor.



T. Rowe Price Institutional Large-Cap Value Fund

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe
Price Portfolios
Overseen]                           Principal Occupation(s) During Past 5 Years
                                    and Directorships of Other Public Companies

James A.C. Kennedy
(8/15/53)
1997
[37] Director and Vice President, T. Rowe Price \ and T. Rowe Price Group, Inc.

James S. Riepe
(6/25/43)
1996
[105]                               Director and Vice President, T. Rowe Price;
                                    Vice Chairman of the Board, Director, and
                                    Vice President, T. Rowe Price Group, Inc.;
                                    Chairman of the Board and Director, T. Rowe
                                    Price Global Asset Management Limited,
                                    T. Rowe Price Investment Services, Inc.,
                                    T. Rowe Price Retirement Plan Services,
                                    Inc., and T. Rowe Price Services, Inc.;
                                    Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc., and T. Rowe Price Global Investment Services Limited; Chairman of the Board, Institutional
                                    Equity Funds

M.                                  David Testa
(4/22/44)                           1996
[105]                               Chief Investment Officer, Director, and
                                    Vice President, T. Rowe Price; Vice
                                    Chairman of the Board, Chief Investment
                                    Officer, Director, and Vice President,
                                    T. Rowe Price Group, Inc.; Director,
                                    T. Rowe Price Global Asset Management
                                    Limited, T. Rowe Price Global Investment
                                    Services Limited, and T. Rowe Price
                                    International, Inc.; Director and Vice
                                    President, T. Rowe Price Trust Company;
                                    President, Institutional Equity Funds

*Each inside director serves until the election of a successor.


Officers

Name (Date of Birth)
Title and Fund(s) Served            Principal Occupation(s)

Preston G. Athey (7/17/49)
Vice President,
Institutional Equity Funds          Vice President, T. Rowe Price,
                                    T. Rowe Price Group, Inc., and
                                    T. Rowe Price Trust Company

Brian W.H. Berghuis (10/12/58)
Executive Vice President,
Institutional Equity Funds          Vice President, T. Rowe Price
                                    and T. Rowe Price Group, Inc.

Stephen W. Boesel (12/28/44)
Vice President, Institutional
Equity Funds                        Vice President, T. Rowe Price,
                                    T. Rowe Price Group, Inc., and
                                    T. Rowe Price Trust Company

Joseph A. Carrier (12/30/60)
Treasurer, Institutional
Equity Funds                        Vice President, T. Rowe Price,
                                    T. Rowe Price Group, Inc., and
                                    T. Rowe Price Investment
                                    Services, Inc.


Anna M. Dopkin (9/5/67)
Vice President, Institutional
Equity Funds                        Vice President, T. Rowe Price
                                    and T. Rowe Price Group, Inc.

Henry H. Hopkins (12/23/42)
Vice President, Institutional
Equity Funds                        Director and Vice President,
                                    T. Rowe Price Group, Inc.,
                                    T. Rowe Price Investment
                                    Services, Inc., T. Rowe Price
                                    Services, Inc., and T. Rowe
                                    Price Trust Company; Vice
                                    President, T. Rowe Price,
                                    T. Rowe Price International,
                                    Inc., and T. Rowe Price
                                    Retirement Plan Services, Inc.

Thomas J. Huber (9/23/66)
Vice President, Institutional
Equity Funds                        Vice President, T. Rowe Price
                                    and T. Rowe Price Group, Inc.

J. Jeffrey Lang (1/10/62)
Vice President, Institutional
Equity Funds                       Vice President, T. Rowe Price
                                   and T. Rowe Price Trust Company

John D. Linehan (1/21/65)
Vice President, Institutional
Equity Funds                       Vice President, T. Rowe Price,
                                   T. Rowe Price Group, Inc., and
                                   T. Rowe Price International, Inc.

Patricia B. Lippert (1/12/53)
Secretary, Institutional
Equity Funds                       Assistant Vice President, T. Rowe
                                   Price and T. Rowe Price Investment
                                   Services, Inc.

Gregory A. McCrickard (10/19/58)
Executive Vice President,
Institutional Equity Funds         Vice President, T. Rowe Price,
                                   T. Rowe Price Group, Inc., and
                                   T. Rowe Price Trust Company

David S. Middleton (1/18/56)
Controller, Institutional
Equity Funds                       Vice President, T. Rowe Price,
                                   T. Rowe Price Group, Inc., and
                                   T. Rowe Price Trust Company

Joseph M. Milano (9/14/72)
Vice President, Institutional
Equity Funds                       Vice President, T. Rowe Price
                                   and T. Rowe Price Group, Inc.

Charles G. Pepin (4/23/66)
Vice President, Institutional
Equity Funds                       Vice President, T. Rowe Price
                                   and T. Rowe Price Group, Inc.

Brian C. Rogers (6/27/55)
Executive Vice President,
Institutional Equity Funds         Director and Vice President,
                                   T. Rowe Price Group, Inc.;
                                   Vice President, T. Rowe Price
                                   and T. Rowe Price Trust Company

Robert W. Sharps (6/10/71)
Executive Vice President,
Institutional Equity Funds         Vice President, T. Rowe Price
                                   and T. Rowe Price Group, Inc.

Robert W. Smith (4/11/61)
Executive Vice President,
Institutional Equity Funds         Vice President, T. Rowe Price,
                                   T. Rowe Price Group, Inc., and
                                   T. Rowe Price International, Inc.

Michael F. Sola (7/21/69)
Vice President, Institutional
Equity Funds                       Vice President, T. Rowe Price
                                   and T. Rowe Price Group, Inc.

John F. Wakeman (11/25/62)
Vice President, Institutional
Equity Funds                       Vice President, T. Rowe Price
                                   and T. Rowe Price Group, Inc.

David J. Wallack (7/2/60)
Vice President, Institutional
Equity Funds                       Vice President, T. Rowe Price
                                   and T. Rowe Price Group, Inc.

Richard T. Whitney (5/7/58)
Vice President, Institutional
Equity Funds                       Vice President, T. Rowe Price,
                                   T. Rowe Price Group, Inc.,
                                   T. Rowe Price International,
                                   Inc., and T. Rowe Price Trust
                                   Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.